Annual Total Returns - Fidelity® Overseas Fund [BarChart] - 10.31 Fidelity Overseas Fund K PRO-06 - Fidelity® Overseas Fund - Fidelity Overseas Fund-Class K	Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	6.77%
Annual Return 2011	(15.80%)
Annual Return 2012	25.30%
Annual Return 2013	26.97%
Annual Return 2014	(3.52%)
Annual Return 2015	8.42%
Annual Return 2016	(1.20%)
Annual Return 2017	29.81%
Annual Return 2018	(14.60%)
Annual Return 2019	28.57%